Miller Tabak Healthcare Transformation Fund
SUMMARY SECTION Miller Tabak Healthcare Transformation Fund
Investment Objective
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Miller Tabak Healthcare Transformation Fund Miller Tabak Healthcare Transformation Fund Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	1.00%
Wire Fee	20
Retirement account fees (annual maintenance and full redemption requests)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Miller Tabak Healthcare Transformation Fund Miller Tabak Healthcare Transformation Fund Shares
Management fees		1.48%
Distribution (Rule 12b-1) Fee		0.25%
Other expenses (including dividend expenses on short sales and interest expenses of 0.05%)		40.64%
Acquired fund fees and expenses		0.09%
Total annual fund operating expenses	[1]	42.46%
Fee waiver and/or expense reimbursements	[2]	(40.07%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	2.39%
[1]	The total annual Fund operating expenses and net operating expenses do not correlate to the ratio of expenses by average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.25% of average daily net assets of the Fund. This agreement is in effect until October 31, 2012, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Miller Tabak Healthcare Transformation Fund Miller Tabak Healthcare Transformation Fund Shares	242	5,997	8,248	9,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies principally engaged in the development, production, or distribution of products and services related to healthcare, including biotechnology, pharmaceuticals, diagnostics, managed healthcare, medical equipment and supplies, and medical, diagnostic, biochemical, and other research and development activities (“healthcare companies”).  The Fund will consider a company to be a healthcare company if, at the time of investment, 50% or more of the company’s sales, earnings or assets for the most recent fiscal year arises from the previously described business activities related to healthcare.  The Fund's policy of investing at least 80% of its assets in healthcare companies is not a fundamental policy and may be changed by the Board of Trustees upon 60 days' prior written notice to shareholders.

The Fund invests primarily in long and short positions of healthcare companies of any size, including mid and small capitalization companies.  The Fund’s advisor looks for companies that provide new or innovative products or services, expand their reach geographically, or change directions and develop new and better ways of doing business.  The Fund maintains long positions in companies that the advisor believes are under-priced.  The Fund sells “short” securities of companies that the Fund’s advisor believes are overvalued or have poor fundamentals, management and/or internal controls.  When the Fund sells a security short, it borrows the security from a third party and sells it at the then-current market price.  The Fund is then obligated to buy the security at a later date so that it can return the security to the lender.  The extent of the Fund’s short equity positions may vary over time based on the advisor’s assessment of market conditions but the market value of all short positions will not exceed 70% of the Fund’s net asset).

The Fund may invest up to 50% of its assets in foreign stocks.  The Fund’s investment in foreign companies may include American depository receipts ("ADRs"), European depository receipts ("EDRs"), global depository receipts ("GDRs"), and exchange-traded funds (“ETFs”).  ADRs, EDRs and GDRs are certificates evidencing ownership of shares of foreign issuers and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  An ETF is an investment company that invests in a portfolio of securities designed to track a particular market segment or index and that has shares which are bought and sold on a securities exchange.

Additionally, to achieve the Fund’s investment objective, the Fund’s advisor, when it deems appropriate, may use various investment techniques including investment in options, which are a type of derivative, to generate income, enhance portfolio returns or to attempt to decrease portfolio volatility or risk.  The Fund’s option strategy primarily focuses on purchasing or writing (selling) options on equities and stock indices.  The Fund may also use forward foreign currency exchange contracts, which are also derivatives, to protect against currency fluctuations (hedging) in connection with its investments in foreign securities.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Equity Securities Risk.  Equity securities, of U.S. or non-U.S. issuers, involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses.

Industry Concentration Risk.  Because the Fund concentrates its investments (that is, invests more than 25% of its total assets) in the healthcare industry, the value of the Fund’s shares may be more volatile than mutual funds that do not similarly concentrate their investments.  Many healthcare companies are subject to substantial governmental regulations and their economic prospects may fluctuate dramatically because of changes in the regulatory and competitive environments.  A significant portion of healthcare services are funded or subsidized by the government, which means that changes in government policies--at the state or federal level--may affect the demand for healthcare products and services.  Additionally, healthcare companies include companies that offer limited products or services at the research and developmental stage with no marketable or approved products or technologies.

Foreign Securities Risk.  The prices of foreign securities may be more volatile because of economic conditions abroad, political developments, and changes in the regulatory environment of foreign countries.  In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments.  Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.  The Fund’s investments in depository receipts are also subject to these risks.

Short Sales Risk.  In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.

Derivatives Risk.  Derivatives, including options and forward foreign currency exchange contracts, are often more volatile than other investments and may magnify the Fund’s gains or losses.  In addition, some derivatives carry the additional risk of failure to perform by the counterparty to the transaction.  The purchasing and writing of put and call options are highly specialized activities and entail greater than ordinary investment risks.  Since transactions in derivatives may involve leverage, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security or currency. The loss on derivative transactions may substantially exceed the initial investment.

Small- and Mid-Cap Company Risk.  The securities of small- or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

ETF Risk.  Shares of ETFs have many of the same risks as direct investments in common stocks or bonds although the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio of securities.  As a stockholder in an ETF, the Fund would bear its ratable share of the ETF’s management fees and expenses in addition to the Fund’s own fees and expenses.  As a result, the Fund’s shareholders, in effect, will be paying duplicate levels of fees and expenses with respect to investments in ETFs.

Non-Diversification Risk.  The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers.  Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Management Risk.  The Fund is subject to management risk because it is an actively managed portfolio.  The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Performance

The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Effective Date	dei_DocumentEffectiveDate	Oct 31, 2011
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Miller Tabak Healthcare Transformation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION Miller Tabak Healthcare Transformation Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	48.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual Fund operating expenses and net operating expenses do not correlate to the ratio of expenses by average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies principally engaged in the development, production, or distribution of products and services related to healthcare, including biotechnology, pharmaceuticals, diagnostics, managed healthcare, medical equipment and supplies, and medical, diagnostic, biochemical, and other research and development activities (“healthcare companies”).  The Fund will consider a company to be a healthcare company if, at the time of investment, 50% or more of the company’s sales, earnings or assets for the most recent fiscal year arises from the previously described business activities related to healthcare.  The Fund's policy of investing at least 80% of its assets in healthcare companies is not a fundamental policy and may be changed by the Board of Trustees upon 60 days' prior written notice to shareholders.

The Fund invests primarily in long and short positions of healthcare companies of any size, including mid and small capitalization companies.  The Fund’s advisor looks for companies that provide new or innovative products or services, expand their reach geographically, or change directions and develop new and better ways of doing business.  The Fund maintains long positions in companies that the advisor believes are under-priced.  The Fund sells “short” securities of companies that the Fund’s advisor believes are overvalued or have poor fundamentals, management and/or internal controls.  When the Fund sells a security short, it borrows the security from a third party and sells it at the then-current market price.  The Fund is then obligated to buy the security at a later date so that it can return the security to the lender.  The extent of the Fund’s short equity positions may vary over time based on the advisor’s assessment of market conditions but the market value of all short positions will not exceed 70% of the Fund’s net asset).

The Fund may invest up to 50% of its assets in foreign stocks.  The Fund’s investment in foreign companies may include American depository receipts ("ADRs"), European depository receipts ("EDRs"), global depository receipts ("GDRs"), and exchange-traded funds (“ETFs”).  ADRs, EDRs and GDRs are certificates evidencing ownership of shares of foreign issuers and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  An ETF is an investment company that invests in a portfolio of securities designed to track a particular market segment or index and that has shares which are bought and sold on a securities exchange.

Additionally, to achieve the Fund’s investment objective, the Fund’s advisor, when it deems appropriate, may use various investment techniques including investment in options, which are a type of derivative, to generate income, enhance portfolio returns or to attempt to decrease portfolio volatility or risk.  The Fund’s option strategy primarily focuses on purchasing or writing (selling) options on equities and stock indices.  The Fund may also use forward foreign currency exchange contracts, which are also derivatives, to protect against currency fluctuations (hedging) in connection with its investments in foreign securities.

Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies principally engaged in the development, production, or distribution of products and services related to healthcare, including biotechnology, pharmaceuticals, diagnostics, managed healthcare, medical equipment and supplies, and medical, diagnostic, biochemical, and other research and development activities ("healthcare companies").
Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Equity Securities Risk.  Equity securities, of U.S. or non-U.S. issuers, involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses.

Industry Concentration Risk.  Because the Fund concentrates its investments (that is, invests more than 25% of its total assets) in the healthcare industry, the value of the Fund’s shares may be more volatile than mutual funds that do not similarly concentrate their investments.  Many healthcare companies are subject to substantial governmental regulations and their economic prospects may fluctuate dramatically because of changes in the regulatory and competitive environments.  A significant portion of healthcare services are funded or subsidized by the government, which means that changes in government policies--at the state or federal level--may affect the demand for healthcare products and services.  Additionally, healthcare companies include companies that offer limited products or services at the research and developmental stage with no marketable or approved products or technologies.

Foreign Securities Risk.  The prices of foreign securities may be more volatile because of economic conditions abroad, political developments, and changes in the regulatory environment of foreign countries.  In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments.  Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.  The Fund’s investments in depository receipts are also subject to these risks.

Short Sales Risk.  In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.

Derivatives Risk.  Derivatives, including options and forward foreign currency exchange contracts, are often more volatile than other investments and may magnify the Fund’s gains or losses.  In addition, some derivatives carry the additional risk of failure to perform by the counterparty to the transaction.  The purchasing and writing of put and call options are highly specialized activities and entail greater than ordinary investment risks.  Since transactions in derivatives may involve leverage, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security or currency. The loss on derivative transactions may substantially exceed the initial investment.

Small- and Mid-Cap Company Risk.  The securities of small- or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

ETF Risk.  Shares of ETFs have many of the same risks as direct investments in common stocks or bonds although the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio of securities.  As a stockholder in an ETF, the Fund would bear its ratable share of the ETF’s management fees and expenses in addition to the Fund’s own fees and expenses.  As a result, the Fund’s shareholders, in effect, will be paying duplicate levels of fees and expenses with respect to investments in ETFs.

Non-Diversification Risk.  The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers.  Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Management Risk.  The Fund is subject to management risk because it is an actively managed portfolio.  The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.
Miller Tabak Healthcare Transformation Fund | Miller Tabak Healthcare Transformation Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTHFX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Fee	millerthtf_WireFee	20
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.48%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (including dividend expenses on short sales and interest expenses of 0.05%)	rr_OtherExpensesOverAssets	40.64%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	42.46%	[1]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(40.07%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	2.39%	[1],[2]
Expense Example, ONE YEAR	rr_ExpenseExampleYear01	242
Expense Example, THREE YEARS	rr_ExpenseExampleYear03	5,997
Expense Example, FIVE YEARS	rr_ExpenseExampleYear05	8,248
Expense Example, TEN YEARS	rr_ExpenseExampleYear10	9,556

[1]	The total annual Fund operating expenses and net operating expenses do not correlate to the ratio of expenses by average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.25% of average daily net assets of the Fund. This agreement is in effect until October 31, 2012, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.